Consolidated statement of equity - CAD ($) $ in Millions	Total	Equity Attributable to Controlling Interests	Common Shares	Preferred Shares (Note 23)	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss (Note 24)	Equity Attributable to Non-Controlling Interests
Balance at beginning of year at Dec. 31, 2018			$ 23,174	$ 3,980	$ 17	$ 2,773	$ (606)	$ 1,655
Shares issued:
Exercise of stock options			282
Dividend reinvestment and share purchase plan			931
Issuance of stock options, net of exercises					(17)
Net income attributable to controlling interests	$ 4,140					4,140
Common share dividends						(2,794)
Preferred share dividends						(164)
Other comprehensive income/(loss) attributable to controlling interests	(1,052)						(953)
Net income attributable to non-controlling interests	(293)							293
Other comprehensive loss attributable to non-controlling interests								(99)
Distributions declared to non-controlling interests								(215)
Balance at end of year at Dec. 31, 2019	32,397	$ 30,763	24,387	3,980		3,955	(1,559)	1,634
Shares issued:
Exercise of stock options			101
Issuance of stock options, net of exercises					2
Net income attributable to controlling interests	4,616					4,616
Common share dividends						(3,045)
Preferred share dividends						(159)
Other comprehensive income/(loss) attributable to controlling interests	(918)						(880)
Net income attributable to non-controlling interests	(297)							307
Other comprehensive loss attributable to non-controlling interests								(38)
Distributions declared to non-controlling interests								(221)
Balance at end of year at Dec. 31, 2020	33,080	31,398	24,488	3,980	2	5,367	(2,439)	1,682
Shares issued:
Acquisition of TC PipeLines, LP, net of transaction costs (Note 21)			2,063		(398)		353	(1,563)
Exercise of stock options			165
Repurchase of redeemable non-controlling interest (Note 6)					394
Issuance of stock options, net of exercises					(6)
Net income attributable to controlling interests	1,955					1,955
Common share dividends						(3,409)
Preferred share dividends						(133)
Redemption of shares				(493)		(7)
Other comprehensive income/(loss) attributable to controlling interests	642						652
Net income attributable to non-controlling interests	(91)							90
Other comprehensive loss attributable to non-controlling interests								(10)
Distributions declared to non-controlling interests								(74)
Balance at end of year at Dec. 31, 2021	$ 33,396	$ 33,271	$ 26,716	$ 3,487	$ 729	$ 3,773	$ (1,434)	$ 125